Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [abstract]
Movements of goodwill
	2019	2018

Beginning of the year

Cost	18,941,078	18,435,954
Accumulated impairment losses	(3,368,851)	(2,951,834)

Net book value	15,572,227	15,484,120

Movement:
Business combination	-	231,218
Impairment charge for the year	-	(409,371)
Disposal of subsidiary - cost	(21,723)	-
Disposal of subsidiary - impairment	21,723	-
Currency translation differences - cost	373,142	273,906
Currency translation differences - impairment	(10,414)	(7,646)

End of the year	15,934,955	15,572,227

Cost	19,292,497	18,941,078
Accumulated impairment losses	(3,357,542)	(3,368,851)

Net book value	15,934,955	15,572,227

Carrying amounts of major goodwill allocated to individual CGUs
	2019	2018

PRC power segment:
Yunhe Power	700,346	700,346
Linyi Power	541,307	541,307
Wuhan Power	518,484	518,484
Liaocheng Co-generation	339,361	339,361

Overseas segment:
Tuas Power	11,190,944	10,828,216

Pre-tax discount rates used for value-in-use calculations
Yunhe Power	9.22%
Linyi Power	9.23%
Wuhan Power	9.21%
Liaocheng Co-generation	9.18%
Tuas Power	7.33%